Interest Expense and Finance Cost (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense	$ 128,696	$ 125,496	$ 129,941
Amortization and write-off of deferred financing	7,863	8,242	7,880
Other	0	237	109
Interest expense and finance cost	136,559	133,479	137,916
Continuing operations
Amortization and write-off of deferred financing	$ 7,863	$ 7,746	$ 7,866